Operating segments	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Operating segments

31.	Operating segments

The Group is organised into business units based on its products and services, and has three reportable operating segments as follow:

Medical and Wellness	Non-surgical aesthetic services, surgical aesthetic services, medical consultation, health screenings, cellular therapy and research and COVID-19 testing
Life Science	Whole genome sequencing and pharmacogenomics
Others	Investment holding and provision for management services

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss which, in certain respects as explained in the table below, is measured differently from operating profit or loss in the consolidated statement of profit or loss and other comprehensive income. Group financing (including finance costs) and income taxes are managed on a group basis and are not allocated to operating segments

The following is an analysis of the Group’s revenue and results by the operating segments.

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD

The Group
2026
Revenue
External sales	4,496,766	344,518	15,036	-	4,856,320
Inter-segment sales	113,192	595,229	85,109	(793,530)	-

Total revenue	4,609,958	939,747	100,145	(793,530)	4,856,320

Result
Profit/(Loss) from operations	240,038	(972,776)	(1,293,990)	(4,131)	(2,030,859)
Finance costs	(25,509)	(22,908)	(8,746)	6,704	(50,459)

Profit/(Loss) before tax	214,529	(995,684)	(1,302,736)	2,573	(2,081,318)
Income tax expense	(4,724)	(413)	-	-	(5,137)

Loss for the financial year	209,805	(996,097)	(1,302,736)	2,573	(2,086,455)

Segment assets	2,539,043	3,457,093	14,688,276	(13,695,022)	6,969,390
Segment liabilities	3,333,502	8,281,804	12,093,554	(13,509,469)	10,199,391

Other information (charging/(crediting))
Amortisation of intangible assets	35	-	173,416	-	173,451

Amortisation of right-of-use assets	215,529	142,563	163,714	(46,935)	474,871

Additional of property, plant and equipment	12,119	5,238	39,056	-	56,413

Depreciation of property, plant and equipment	58,695	398,211	23,997	-	481,173

Finance income	-	-	(3,865)	-	(3,865)

Finance costs	25,509	22,908	8,746	(6,704)	50,459

Share of results of associates	-	-	(14,449)	-	(14,449)

Other material non cash items	37,503	63,638	(1,052,849)	-	(951,708)

The Group
2025
Revenue
External sales	3,353,006	1,824	16,207	-	3,371,037
Inter-segment sales	43,361	611,666	81,206	(736,233)	-

Total revenue	3,396,367	613,490	97,413	(736,233)	3,371,037

Result
Profit/(Loss) from operations	32,555	(977,212)	(1,536,236)	-	(2,480,893)
Finance costs	(22,825)	(6,253)	(19,205)	-	(48,283)

Profit/(Loss) before tax	9,730	(983,465)	(1,555,441)	-	(2,529,176)
Income tax expense	(93,487)	(2,075)	-	-	(95,562)

Loss for the financial year	(83,757)	(985,540)	(1,555,441)	-	(2,624,738)

Segment assets	2,507,576	3,628,762	9,889,374	(8,892,075)	7,133,637
Segment liabilities	3,432,954	7,084,309	6,398,515	(8,666,225)	8,249,553

Other information (charging/(crediting))
Amortisation of intangible assets	-	-	163,093	-	163,093

Amortisation of right-of-use assets	199,618	121,530	178,996	-	500,144

Additional of property, plant and equipment	35,675	41,989	6,108	-	83,772

Depreciation of property, plant and equipment	58,580	386,024	20,683	-	465,287

Finance income	-	-	(123)	-	(123)

Finance costs	22,825	6,253	19,205	-	48,283

Share of results in associates	-	-	10,760	-	10,760

31.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD

The Group
2024
Revenue
External sales	2,390,113	523	12,916		2,403,552
Inter-segment sales	187,142	392,896	72,328	(652,366)	-

Total revenue	2,577,255	393,419	85,244	(652,366)	2,403,552

Result
Profit/(Loss) from operations	(381,848)	(1,130,176)	(843,707)	-	(2,355,731)
Finance costs	(6,944)	(12,240)	(23,660)	-	(42,844)

Profit/(Loss) before tax	(388,792)	(1,142,416)	(867,367)	-	(2,398,575)
Income tax expense	7,414	-	-	-	7,414

Loss for the financial year	(381,378)	(1,142,416)	(867,367)	-	(2,391,161)

Segment assets	1,888,659	2,893,474	8,462,565	(6,543,765)	6,700,933
Segment liabilities	2,676,331	5,194,755	3,762,231	(6,383,376)	5,249,941

Other information (charging/(crediting))
Amortisation of intangible assets	31	-	44,776	-	44,807

Amortisation of right-of-use assets	141,762	117,110	144,147	-	403,019

Additional of property, plant and equipment	67,906	370,197	17,510	-	455,613

Depreciation of property, plant and equipment	14,083	-	-	-	14,083

Finance costs	6,944	12,240	23,660	-	42,844

Share of results in associates	-	-	(3,421)	-	(3,421)

31.	Operating segments (Cont’d)

Geographical segments

The Group’s revenue from contracts with customers were generated within Malaysia.

Major customers

No disclosure on major customer information as no customer represents equal or more than ten percent of Group revenue.